SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019 segment	Mar. 24, 2019 segment	Dec. 31, 2019 segment	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2	1	2	2	2	2
Net revenue				¥ 4,477,929	$ 702,685	¥ 3,961,962	¥ 8,616,784
Other income/(expenses)				(84,160)	(13,207)	(67,521)	268,990
Income/(loss) before provision for income taxes				1,203,173	188,804	(773,359)	1,397,019
Depreciation and amortization				43,236	$ 6,785	91,772	125,850
Operating segments
Segment Reporting Information [Line Items]
Net revenue				4,477,929		3,961,962	8,616,784
Total segment income/(loss) from operations				1,385,144		(501,249)	1,507,511
Other income/(expenses)				(84,160)		(67,521)	268,990
Wealth Management Segment
Segment Reporting Information [Line Items]
Net revenue				1,260,513		1,432,364	2,176,215
Depreciation and amortization				1,403		1,888	2,690
Wealth Management Segment | Operating segments
Segment Reporting Information [Line Items]
Net revenue				1,260,513		1,432,364	2,176,215
Operating costs and expenses				(952,224)		(760,180)	(915,202)
Total segment income/(loss) from operations				308,289		672,184	1,261,013
Consumer Credit Segment
Segment Reporting Information [Line Items]
Net revenue				3,184,302		2,529,598	6,440,569
Depreciation and amortization				29,225		78,751	89,912
Consumer Credit Segment | Operating segments
Segment Reporting Information [Line Items]
Net revenue				3,184,302		2,529,598	6,440,569
Operating costs and expenses				(2,130,221)		(3,703,031)	(6,194,071)
Total segment income/(loss) from operations				1,054,081		(1,173,433)	246,498
Unallocated expenses				(97,811)		(204,589)	(379,482)
Income/(loss) before provision for income taxes				1,203,173		¥ (773,359)	¥ 1,397,019
Other Segment
Segment Reporting Information [Line Items]
Net revenue				33,114
Other Segment | Operating segments
Segment Reporting Information [Line Items]
Net revenue				33,114
Operating costs and expenses				(10,340)
Total segment income/(loss) from operations				¥ 22,774